Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2018
Equity Abstract
Retained Earnings

 The reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor are they allowed for distribution except under liquidation.

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
	(In millions)
PRC statutory reserve funds	488	515	75
Unreserved retained earnings	101,840	128,731	18,723

Total retained earnings	102,328	129,246	18,798

Changes in Accumulated Other Comprehensive Income (Loss) by Component, Net of Tax

The changes in accumulated other comprehensive income (loss) by component, net of tax, were as follows:

	Foreign currency translation adjustment	Unrealized gains on available-for- sale investments	Total
	RMB	RMB	RMB
	(In millions)
Balance at December 31, 2015	(1,106)	300	(806)

Other comprehensive income (loss) before reclassification	(593)	515	(78)
Amounts reclassified from accumulated other comprehensive income	—	(572)	(572)

Net current-period other comprehensive loss	(593)	(57)	(650)
Other comprehensive income attribute to noncontrolling interests and redeemable noncontrolling interests	(327)	—	(327)

Balance at December 31, 2016	(2,026)	243	(1,783)

Other comprehensive income before reclassification	732	2,574	3,306
Amounts reclassified from accumulated other comprehensive income	71	(999)	(928)

Net current-period other comprehensive income	803	1,575	2,378
Other comprehensive loss attribute to noncontrolling interests and redeemable noncontrolling interests	335	—	335

Balance at December 31, 2017	(888)	1,818	930

Cumulative effect of accounting change*	—	(1,854)	(1,854)
Other comprehensive income before reclassification	114	4,117	4,231
Amounts reclassified from accumulated other comprehensive income	80	(2,171)	(2,091)

Net current-period other comprehensive income	194	92	286
Other comprehensive income attribute to noncontrolling interests and redeemable noncontrolling interests	(1,006)	—	(1,006)

Balance at December 31, 2018	(1,700)	1,910	210

Balance at December 31, 2018, in US$	(247)	278	31

*

Adjustment of net unrealized gains related to available-for-sale equity investments from accumulated other comprehensive income to opening retained earnings as a result of the adoption of ASC 321 on January 1, 2018.

Tax Effect Allocated to Each Component of Other Comprehensive Income (loss)

The following table sets forth the tax effect allocated to each component of other comprehensive income (loss) for the years ended December 31, 2016, 2017 and 2018:

	For the years ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
	(In millions)
Unrealized gains on available-for-sale investments
Other comprehensive loss before reclassification	(120)	(215)	(409)	(60)
Amounts reclassified from accumulated other comprehensive income	110	163	328	48

Net current-period other comprehensive loss	(10)	(52)	(81)	(12)